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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      10/19/10
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     24
                                          ---------------------

Form 13F Information Table Value Total:     $ 526,129
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           COM              025816109    21780   518200 SH       Sole                   518200
Becton, Dickinson and Company  COM              075887109    16020   216200 SH       Sole                   216200
Berkshire Hathaway Inc. (CL B) COM              084670702    16801   203200 SH       Sole                   203200
Coach, Inc.                    COM              189754104    18915   440300 SH       Sole                   440300
CVS Caremark Corp.             COM              126650100    21346   678300 SH       Sole                   678300
Diageo PLC (SPON ADR)          COM              25243Q205    23001   333300 SH       Sole                   333300
Donaldson Company, Inc.        COM              257651109    14196   301200 SH       Sole                   301200
Goldman Sachs Group Inc.       COM              38141G104    17017   117700 SH       Sole                   117700
International Business Machine COM              459200101    16996   126700 SH       Sole                   126700
Johnson & Johnson              COM              478160104    31581   509700 SH       Sole                   509700
Laboratory Corp. of America Ho COM              50540R409    14549   185500 SH       Sole                   185500
McDonald's Corp.               COM              580135101    48290   648100 SH       Sole                   648100
Microsoft Corp.                COM              594918104    16271   664400 SH       Sole                   664400
NIKE, Inc.                     COM              654106103    27897   348100 SH       Sole                   348100
PepsiCo, Inc.                  COM              713448108    35851   539600 SH       Sole                   539600
Pfizer Inc.                    COM              717081103    14206   827400 SH       Sole                   827400
Quest Diagnostics Inc.         COM              74834L100    11507   228000 SH       Sole                   228000
Starbucks Corp.                COM              855244109    21135   827200 SH       Sole                   827200
Target Corp.                   COM              87612E106    23471   439200 SH       Sole                   439200
The Coca-Cola Co.              COM              191216100    35030   598600 SH       Sole                   598600
The Procter & Gamble Co.       COM              742718109    18483   308200 SH       Sole                   308200
UnitedHealth Group Inc.        COM              91324P102    12970   369400 SH       Sole                   369400
Wal-Mart Stores, Inc.          COM              931142103    35468   662700 SH       Sole                   662700
Zimmer Holdings, Inc.          COM              98956P102    13349   255100 SH       Sole                   255100